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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654

                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2005 through May 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------







--------------------------------------------------------------------------------



                                     PIONEER
                                  ------------
                                    FLOATING
                                      RATE
                                      TRUST



                                   Semiannual
                                     Report



                                     5/31/06



                              [Logo] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Summary                                                             4

Prices and Distributions                                                      5

Performance Update                                                            6

Portfolio Management Discussion                                               7

Schedule of Investments                                                      11

Financial Statements                                                         28

Notes to Financial Statements                                                32

Trustees, Officers and Service Providers                                     43

                                                                     President's


Dear Shareowners,
--------------------------------------------------------------------------------
We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve ("Fed") has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on

Letter


markets, but such action has a positive effect for consumers over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Trust shareowners work toward their long-term goals.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Trust's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

Senior Secured Loans                                                    93.1%
Corporate Bonds                                                          3.1%
Temporary Cash Investment                                                1.5%
Fixed Rate Loans                                                         1.4%
Common Stock                                                             0.8%
Warrants                                                                 0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

B                                                                       60.4%
BB                                                                      10.3%
BBB                                                                      0.8%
CCC                                                                     14.7%
D                                                                        1.8%
NR                                                                      10.5%
Cash Equivalents                                                         1.5%

The portfolio is actively managed, and current holdings may be different.

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1.    Home Interiors & Gifts, Inc., Initial Term Loan, 9.81%, 3/31/11     1.98%
 2.    Blockbuster, Inc., Tranche B Term Loan, 8.34% - 8.69%, 8/20/11      1.94
 3.    Charter Communications Operating, LLC, Term Loan, 7.92%, 4/28/13    1.86
 4.    Movie Gallery, Inc., Term Loan B, 8.73% - 10.23%, 4/27/11           1.68
 5.    Cricket Communications, Inc., Term B Facility, 7.027%, 5/31/13      1.46
 6.    Persona Cable, Tranche A Term Loan, 3.779%, 4/27/09                 1.32
 7.    Resorts International Holdings, LLC, Term Loan B, 7.98%, 4/26/12    1.30
 8.    CSC Holdings, Inc. (Cablevision), Incremental Term Loan,
         6.67% - 6.88%, 2/24/12                                            1.16
 9.    Georgia-Pacific Corp., First Lien Term B, 6.726% - 6.88%, 2/14/12   1.16
10.    Merisant Co., Tranche B Term Loan, 9.376%, 1/11/10                  1.13

This list excludes temporary cash. The portfolio is actively managed, and current holdings may be different.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share    5/31/06   11/30/05
                    $18.46    $17.14


Net Asset Value
per Common Share    5/31/06   11/30/05
                    $19.46    $19.08


Distributions
per Common Share                     Short-Term      Long-Term
(12/1/05 - 5/31/06)    Dividends   Capital Gains   Capital Gains
                        $0.77         $0.0485           $ -

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

     The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Floating Rate Trust, compared to that of the CSFB Leveraged Loan Index.

Cumulative Total Returns
(As of May 31, 2006)
                             Net Asset       Market
Period                      Value (NAV)      Price
Life-of-Trust
(12/23/04)                    12.46%         1.67%
1 Year                        11.76         13.66


12/04          10,000       10,000
 5/05           8,938       10,180
 5/06          10,167       10,886

--------------------------------

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below Net Asset Value "NAV", due to such factors as interest rate changes, and the perceived credit quality of borrowers.

     Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

     Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

     When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

     The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

     Index comparison begins on 12/31/04. The CSFB Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. As of March 30, 2001, the Index included $148 billion in tradable term loans. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

This semiannual report for Pioneer Floating Rate Trust covers the six-month period from December 1, 2005 through May 31, 2006. In the report, portfolio managers Mark Okada and Joseph Dougherty of Highland Capital Management discuss the Trust's investment process, strategy and outlook.

Q:   How did the Trust perform over the last six months?

A: For the six-month period ended May 31, 2006, Pioneer Floating Rate Trust returned 6.70% at net asset value. The market price return over that same six-month period was 12.67%. The Trust's benchmark, the Credit Suisse Leveraged Loan Index, returned 3.52% for the same period. At the end of May, the Trust was selling at a discount of market price to net asset value of -5.14%. Unlike open-ended funds, a closed-end fund's price goes up and down based on supply and demand, irrespective of a fund's net asset value per share. It isn't unusual to find closed-end funds trading at a discount. At the end of the period, closed-end funds on average were trading at a discount to their actual underlying value.

     During the six-month period, the federal funds target rate rose to 5.0% from 4.0%. During this same period, the yield on the 3-month London Interbank Offering Rate (LIBOR) rose from 4.42% to 5.24%. LIBOR is the rate of interest at which banks borrow funds from other banks, in marketable size, in the London Interbank market.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the six months?

A: The investment environment during the six months ended May 31, 2006, was generally favorable for the leveraged loan markets, as demand for leveraged loans was strong. There was a healthy supply of new bank loan issuance, and default rates on current loans declined slightly. Yields on loans, as tracked by the Credit Suisse

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                            (continued)
--------------------------------------------------------------------------------

     Leveraged Loan Index, narrowed from 2.58% at the end of November 2005 to 2.49% at the end of May 2006. However, the tightening in yields was more than offset by the increase in LIBOR. From December 1, 2005 through May 31, 2006, the three-month LIBOR rose approximately 0.82%. As a result, the average coupon rate for leveraged loans, as tracked by the Credit Suisse Leveraged Loan Index, rose from 6.81% to 7.60% during the same period.

Q:   What were the principal investment strategies used in managing the Trust?

A: Our strategies for managing the Trust were driven by our beliefs that the economy is healthy and that the leveraged loan markets will perform well during the first half of 2006. We continued to keep the portfolio fully invested by using available cash to add newly issued loans that we felt would trade higher in the secondary markets. The Trust was highly diversified, with positions in 194 issuers. About 94.5% of total investments were in loans, 3.1% in bonds and 0.9% in equities. Approximately 11.2% of the Trust was in second lien loans. We understand the risk inherent in second liens and closely monitor these investments. From a risk/reward perspective, we believe second lien loans can increase the Trust's yield without taking on too much added risk.

     With regard to diversification, the Trust was invested in approximately 26 industries. Some core positions included: Millennium Digital Media, a broadband services company; Resorts International Holdings, a gaming company; and Cricket Communications, a wireless communications service. The cable/wireless video, retail, and telecommunications industries were among the largest industries in the portfolio.

Q: In February the monthly dividend rose to $0.13 per share, and in April the dividend increased to $0.14 per share. What accounted for these increases?

A: We were able to keep the Trust's yield relatively stable. The Trust's average yield on floating-rate loans increased from 3.64% on November 30, 2005 to approximately 3.65% on May 31, 2006. A low default rate and an increase in LIBOR, as noted above, also contributed to our ability to increase the dividend.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What is your outlook?

A: We think the leveraged loan market will continue to perform well during the remainder of 2006. While we believe defaults should move up slightly during the remainder of the year, we think they should continue to be below the historical average. We expect demand for loans to remain strong. Overall, our view is that the economy is healthy, and we do not expect any material decreases in the credit quality of the portfolio.

     Information regarding the Trust's principal investment risks is contained in the Trust's original prospectus. Please refer to this document when considering the Trust's risks.

     Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

     When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. The floating rate feature of the Trust means that the Trust will not experience capital appreciation in a declining interest rate environment. Investments in the Trust are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

     The Trust may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

     The Trust is not limited in the percentage of its assets that may be invested in Senior Loans and other securities deemed to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

     The Trust may use leverage through the issuance of preferred shares with an aggregate liquidation preference of up to 331/3% of the Trust's total assets after such issuance. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                            (continued)
--------------------------------------------------------------------------------

     leverage, which may adversely affect the return for the holders of common shares.

     The Trust is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Trust's losses from adverse events affecting a particular issuer.

     Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of the Trust's sub-advisors as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                             Value
                             SENIOR SECURED FLOATING RATE LOAN
                             INTERESTS - 138.3% of Net Assets*
                             Aerospace & Defense - 7.2%
3,456,250      B-/B2         American Airlines, Inc., Term Loan,
                               10.17% - 10.29%, 12/17/10                        $  3,518,463
4,000,000      B+/Ba3        AWAS Capital, Inc., First Priority Term Loan,
                               6.75%, 3/15/13                                      3,962,500
  200,000      B-/B3         DeCrane Aircraft Holdings, Inc., First Lien
                               Revolver, 11.25% - 11.5%, 3/31/08                     196,000
3,980,000      B-/B3         DeCrane Aircraft Holdings, Inc., First Lien Term
                               Loan, 11.25%, 3/31/08                               4,009,850
5,000,000      NR/Baa3       Delta Airlines, Inc., DIP, Term Loan A,
                               8.023%, 3/16/08                                     5,079,020
4,950,000      B+/B2         DynCorp International, LLC (Di Finance), Term
                               Loan, 7.813%, 2/11/11                               5,001,564
1,405,224      B+/B1         Hunter Defense Holdings, Inc., Term Loan B,
                               8.125% - 10.0%, 3/10/11                             1,415,763
  997,500      B+/B2         IAP Worldwide Services, Inc., First Lien Term
                               Loan, 8.0%, 12/30/12                                1,012,463
1,000,000      D/Caa1        Northwest Airlines Corp., Tranche A Term
                               Loan, 10.34%, 11/23/09                              1,020,000
2,970,000      D/Caa1        Northwest Airlines Corp., Tranche B Term
                               Loan, 11.84%, 11/23/10                              3,056,005
3,000,000      B-/B2         US Airways, Inc., Term Loan,
                               8.593%, 3/31/11                                     3,035,250
3,000,000      B+/B1         Vought Aircraft Industries, Inc., Tranche B
                               Letter of Credit Deposit Loan, 6.89%,
                               12/22/10                                            3,031,875
                                                                                ------------
                                                                                $ 34,338,753
                                                                                ------------
                             Broadcasting - 3.4%
2,493,750      B/B2          Enterprise NewsMedia, LLC, Term Loan,
                               7.99%, 6/30/12                                   $  2,502,790
  748,125      B/B1          Montecito Broadcast Group, LLC, First Lien
                               Term Loan, 7.723%, 1/27/13                            757,243
  958,024      NR/B1         NEP Supershooters, L.P., First Lien Term Loan A,
                               8.98% - 9.13%, 2/3/11                                 971,497
1,451,673      NR/B1         NEP Supershooters, L.P., First Lien Term Loan B,
                               8.48%, 1/31/11                                      1,472,087
7,000,000      CCC+/B2       Paxson Communications Corp., First Lien Term
                               Loan, 8.318%, 1/15/12                               7,183,750

The accompanying notes are an integral part of these financial statements.   11

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                          Value
                                    Broadcasting - (continued)
  EURO 500,000          BB/NR         TDF SA, Facility Term Loan B, 4.85%,
                                    3/11/13                                         $    649,236
  EURO 500,000          BB/NR         TDF SA, Facility Term Loan D, 6.475%,
                                    3/11/15                                              653,467
     1,985,000          CCC+/B2       Young Broadcasting, Inc., Term Loan,
                                    7.25% - 7.438%, 11/3/12                            1,982,519
                                                                                    ------------
                                                                                    $ 16,172,589
                                                                                    ------------
                                    Cable - 12.1%
     4,000,000          NR/Ba2        Adelphia Communications, Tranche B DIP Term
                                    Loan, 7.125%, 8/7/06                            $  4,016,252
     6,500,000          NR/Ba2        Century Cable Holdings, LLC, Discretionary
                                    Term Loan, 10.0%, 12/31/09                         6,326,970
     2,000,000          NR/Ba2        Century Cable Holdings, LLC, Term Loan,
                                    10.0%, 6/30/09                                     1,949,166
     2,000,000          B+/NR         Cequel Communications, LLC, Bridge Loan,
                                    10.069%, 10/30/07                                  1,990,000
     2,000,000          B+/B1         Cequel Communications, LLC, First Lien Term
                                    Loan B, 7.319%, 11/5/13                            1,991,964
    12,770,258          CCC+/B2       Charter Communications Operating, LLC, Term
                                    Loan, 7.92%, 4/28/13                              12,844,913
     8,000,000          BB/Ba3        CSC Holdings, Inc. (Cablevision), Incremental
                                    Term Loan, 6.67% - 6.88%, 3/29/13                  8,006,920
     6,000,000          NR/NR         Olympus Cable Holdings, LLC, Term Loan A,
                                    9.25%, 6/30/10                                     5,829,846
CAD 10,000,000          B/B2          Persona Cable, Tranche A Term Loan,
                                    3.779%, 4/27/09                                    9,151,188
     1,000,000          B/B1          UPC Financing Partnership, Facility Term Loan
                                    J2, 7.554%, 3/31/13                                1,004,330
     1,000,000          B/B1          UPC Financing Partnership, Facility Term Loan
                                    K2, 7.554%, 12/31/13                               1,004,330
     3,000,000          B/B2          WideOpenWest Finance, LLC, First Lien Term
                                    Loan, 2.25%, 5/1/13                                3,006,696
                                                                                    ------------
                                                                                    $ 57,122,575
                                                                                    ------------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             Chemicals - 0.8%
   83,333      B+/NR         Basell BV, Facility USD Term Loan B4,
                               6.906%, 8/1/13                                $     84,528
   83,333      B+/NR         Basell BV, Facility USD Term Loan C4,
                               7.668%, 8/1/14                                      84,887
  416,667      B+/Ba3        Basell USA, Inc., Facility Term Loan B2,
                               6.906%, 8/1/13                                     423,785
  416,667      B+/Ba3        Basell USA, Inc., Facility Term Loan C2,
                               7.668%, 8/1/14                                     423,785
2,972,513      B+/B1         CII Carbon, LLC, Term Loan B, 7.125%,
                               8/23/12                                          3,007,811
                                                                             ------------
                                                                             $  4,024,796
                                                                             ------------
                             Consumer - Durables - 0.2%
1,000,000      B/B3          Rexair, LLC, Second Lien Term Loan,
                               12.758%, 6/30/11                              $    995,000
                                                                             ------------
                             Consumer - Non-Durables - 4.1%
1,856,111      B/B2          American Safety Razor Co., Tranche B Term
                               Loan, 7.97%, 2/28/12                          $  1,870,032
2,268,000      B-/B2         Camelbak Products, LLC, First Lien Term Loan,
                               8.67%, 8/4/11                                    2,177,280
1,000,000      B-/Caa1       Camelbak Products, LLC, Second Lien Term
                               Loan, 11.42%, 2/4/12                               825,000
3,814,770      B/B3          CEI Holdings, Inc. (Cosmetic Essence), First
                               Lien Term Loan, 7.438% - 10.25%,
                               12/3/10                                          3,843,381
2,809,429      B+/Ba3        Eastman Kodak Co., Term Loan B-1 Advance,
                               7.18% - 7.439%, 10/18/12                         2,822,999
2,000,000      B-/B3         MD Beauty, Inc., Second Lien Term Loan,
                               12.0%, 2/18/13                                   2,010,000
1,965,800      B+/B1         Polaroid Corp., Term Loan, 12.125%,
                               4/27/11                                          1,970,715
1,750,000      B-/B3         Revlon Consumer Products Corp., Term Loan,
                               10.69% - 11.12%, 7/9/10                          1,783,542
2,000,000      B-/B1         Spectrum Brands, U.S. Term Loan B,
                               7.53% - 8.17%, 2/7/12                            2,020,938
                                                                             ------------
                                                                             $ 19,323,887
                                                                             ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                         Value
                             Consumer - Products - 0.2%
1,111,111      B/B1          Playpower, Inc., Dollar Term Loan,
                               7.98%, 12/18/09                              $  1,120,833
                                                                            ------------
                             Diversified Media - 3.9%
7,613,861      B-/B3         ALM Media Holdings, Inc., First Lien Term
                               Loan, 7.479% - 9.5%, 3/5/10                  $  7,626,553
5,000,000      B/Ba3         MGM Holdings II, Inc./LOC Acquisition Co.,
                               Tranche B Term Loan, 7.229%, 4/8/12             5,036,875
  990,000      B/B2          North American Membership Group, Inc., First
                               Lien Tranche B Term Loan, 7.270%,
                               5/18/11                                           985,050
3,182,297      B-/B1         Six Flags Theme Parks, Inc., Tranche B Term
                               Loan, 7.26% - 7.41%, 6/30/09                    3,206,164
1,473,750      B/B2          Wallace Theater Corp. (Hollywood Theaters),
                               First Lien Term Loan, 8.23%, 7/31/09            1,490,330
                                                                            ------------
                                                                            $ 18,344,972
                                                                            ------------
                             Energy - 7.7%
4,950,000      B-/B3         ATP Oil & Gas Corp., Term Loan,
                               10.41% - 10.61%, 4/14/10                     $  5,086,125
2,985,000      NR/B2         Cheniere LNG Holdings, LLC, Term Loan,
                               7.729%, 8/30/12                                 3,013,919
2,000,000      B+/B3         Coffeyville Resources, LLC, Second Lien Term
                               Loan, 11.75%, 7/8/13                            2,061,876
3,606,710      B+/NR         Ferrell Companies, Inc., Term Loan,
                               8.423% - 8.43%, 12/17/11                        3,660,810
3,000,000      NR/B2         Hawkeye Renewables, LLC, Term Loan,
                               7.835%, 1/31/12                                 2,997,189
5,633,333      BBB+/Ba3      Mainline, L.P., Term Loan, 7.310%, 12/17/11       5,696,708
2,643,608      NR/B1         NSG Holdings II, LLC, Initial Term Loan,
                               7.979%, 12/13/11                                2,680,785
1,377,778      BB/Ba3        OPTI Canada Inc., Term Loan, 6.83%, 5/17/13       1,378,963
4,463,500      B+/B1         Regency Gas Services, LLC, New Term Loan,
                               7.23%, 6/1/10                                   4,474,659
  366,906      B/Ba3         SemCrude, L.P., U.S. Term Loan,
                               7.331% - 7.41%, 3/16/11                           367,594
2,000,000      B/NR          TARH E&P Holdings, LP, Second Lien Term
                               Loan, 10.625%, 11/15/10                         2,005,000
3,000,000      B-/Caa1       Venoco, Inc., Second Lien Term Loan,
                               9.625% - 9.75%, 4/28/11                         3,026,250
                                                                            ------------
                                                                            $ 36,449,878
                                                                            ------------

14   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                          Value
                             Financial - 1.5%
1,000,000      B/B3          ARG Holdings, Inc. (Alliant Resources Group),
                               Second Lien Term Loan, 12.125%,
                               11/30/12                                      $  1,015,000
1,918,269      B-/B2         FleetCor Technologies Operating Co., LLC,
                               Term Loan, 7.881% - 8.524%, 6/30/11              1,918,269
1,000,000      B+/B1         HMSC Corp., First Lien Term Loan, 7.827%,
                               11/16/11                                         1,010,000
1,899,121      BB+/Ba3       The Nasdaq Stock Market, Inc., Tranche B
                               Term Loan, 1.75%, 4/18/12                        1,899,417
1,100,879      BB+/Ba3       The Nasdaq Stock Market, Inc., Tranche C
                               Term Loan, 1.75%, 4/18/12                        1,101,051
                                                                             ------------
                                                                             $  6,943,737
                                                                             ------------
                             Food & Drug - 2.1%
4,532,126      B+/B2         Jean Coutu Group (PJC), Inc., Term Loan B,
                               7.625%, 7/30/11                               $  4,562,655
  992,500      B/B2          Sturm Foods, Inc., First Lien Term Loan,
                               9.75%, 5/26/11                                   1,008,008
4,500,000      B/B3          Sturm Foods, Inc., Second Lien Term Loan,
                               14.0%, 5/26/12                                   4,578,750
                                                                             ------------
                                                                             $ 10,149,413
                                                                             ------------
                             Food & Tobacco - 8.7%
  845,449      B+/B1         AFC Enterprises, Inc., Tranche B Term Loan,
                               7.5%, 5/11/11                                 $    852,847
3,595,455      B+/B1         Carrols Corp., Term Loan B, 7.375%,
                               12/31/10                                         3,636,464
1,906,667      B+/B1         Commonwealth Brands, Inc., Term Loan,
                               7.438%, 12/22/12                                 1,920,728
  500,000      B-/B1         Dave & Buster's, Inc., Tranche B Term Loan,
                               7.625%, 3/8/13                                     501,563
  186,046      B+/Ba3        Dole Food Company, Inc., Credit Linked
                               Deposit, 4.92%, 4/12/13                            185,102
  418,605      B+/Ba3        Dole Food Company, Inc., Tranche B Term
                               Loan, 6.688% - 8.75%, 4/12/13                      416,479
1,395,349      B+/Ba3        Dole Food Company, Inc., Tranche C Term
                               Loan, 6.688% - 8.75%, 4/12/13                    1,388,263
7,685,729      CCC+/Caa3     DS Water Enterprises, L.P., Term Loan,
                               9.49%, 11/7/09                                   7,685,729

The accompanying notes are an integral part of these financial statements.   15

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    Principal        S&P/Moody's
    Amount           Ratings
    USD ($)          (unaudited)                                                           Value
                                   Food & Tobacco - (continued)
       600,000       NR/B3         Krispy Kreme Doughnut Corp., Second Lien
                                     Tranche A Credit-Linked Deposit Loan,
                                     5.026%, 4/1/10                                 $    621,000
     2,376,000       NR/Caa1       Krispy Kreme Doughnut Corp., Second Lien
                                     Tranche B Loan, 12.376%, 4/1/10                   2,459,160
     7,884,161       CCC+/Caa1     Merisant Co., Tranche B Term Loan, 9.376%,
                                     1/11/10                                           7,792,177
     2,000,000       BB-/B3        National Distributing Co., Inc., Second Lien
                                     Term Loan, 11.6%, 6/1/10                          2,005,000
     1,000,000       B-/B2         New World Restaurant Group, Inc., First Lien
                                     Term Loan, 7.81% - 7.98%, 3/31/11                 1,007,500
     2,844,835       B/B1          PBM Products, LLC, Term Loan B, 8.10%,
                                     7/18/11                                           2,876,839
     3,939,540       B+/B1         Pinnacle Foods Group, Inc., Term Loan,
                                     8.2% - 8.24%, 11/25/10                            3,967,609
     2,000,000       B/NR          Real Mex Restaurants, Inc, Term Loan,
                                     14.17%, 12/31/08                                  2,040,000
     2,000,000       BB/Ba3        Trustreet Properties, Inc., Term Loan, 7.023%,
                                     4/8/10                                            2,015,000
                                                                                    ------------
                                                                                    $ 41,371,460
                                                                                    ------------
                                   Forest Products/Containers - 2.8%
     5,000,000       BB-/Ba3       Georgia-Pacific Corp., Second Lien Term Loan,
                                     7.92% - 8.081%, 12/23/13                       $  5,071,395
     7,975,000       BB-/Ba2       Georgia-Pacific Corp., Term B,
                                     6.726% - 6.88%, 12/20/12                          7,998,056
                                                                                    ------------
                                                                                    $ 13,069,451
                                                                                    ------------
                                   Gaming & Leisure - 9.7%
     1,085,000(a)    B/NR          BRE/ESA Mezz5, LLC, Mezzanine D Term
                                     Loan, 8.152%, 7/11/08                          $  1,087,713
     5,915,000(a)    B/NR          BRE/Homestead Mezz4, LLC, Mezzanine D
                                     Term Loan, 8.152%, 7/11/08                        5,915,000
     1,985,750       B+/B1         CCM Merger, Inc. (Motor City Casino), Term
                                     Loan B, 6.85% - 7.214%, 7/21/12                   1,991,211
       600,000       B-/NR         Fontainebleu Florida Hotel, LLC, Tranche A
                                     Term Loan, 7.92%, 5/11/08                           600,000
       400,000       B-/NR         Fontainebleu Florida Hotel, LLC, Tranche B
                                     Term Loan, 7.92%, 5/11/08                           400,000
     4,522,675       B/B2          Lake at Las Vegas Joint Venture, First Lien
                                     Term Loan, 7.86% - 7.91%, 2/1/10                  4,546,903

16   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                               Value
                             Gaming & Leisure - (continued)
6,871,044      B-/B3         OpBiz, LLC, New Term Loan A, 7.99%,
                               8/31/10                                         $  6,700,986
   17,950      B-/B3         OpBiz, LLC, New Term Loan B,
                               8.055% - 8.99%, 8/31/10                               17,695
  995,000      B/B1          Pivotal Promontory, LLC, First Lien Term Loan,
                               7.841%, 8/31/10                                      992,098
5,310,574      CCC+/Caa2     Resorts International Holdings, LLC, Second
                               Lien Term Loan, 12.479% - 15.979%,
                               4/26/13                                            5,493,125
8,921,741      CCC+/Caa1     Resorts International Holdings, LLC, Term
                               Loan B, 7.98%, 4/26/12                             9,033,263
  992,500      B/B2          Trump Entertainment Resorts Holdings, L.P.,
                               Term Loan B-1, 7.17%, 5/20/12                      1,003,045
6,000,000      B+/B2         Wynn Las Vegas, LLC, Term Loan, 7.235%,
                               12/14/11                                           6,041,250
1,910,400      B+/B1         Yellowstone Mountain Club, LLC, First Lien
                               Term Loan, 7.466%, 9/30/10                         1,916,072
                                                                               ------------
                                                                               $ 45,738,361
                                                                               ------------
                             Healthcare - 10.0%
5,390,000      B+/B1         Alliance Imaging, Inc., Tranche C1 Term Loan,
                               7.063% - 7.688%, 12/29/11                       $  5,419,478
2,031,640      B+/B2         AMR HoldCo, Inc. EmCare HoldCo, Inc., Term
                               Loan, 7.08% - 7.27%, 2/10/12                       2,043,704
  997,500      B/B3          Capella Healthcare, Inc., First Lien Term Loan,
                               7.82%, 11/30/12                                    1,008,098
2,817,398      BB-/B1        DaVita, Inc., Tranche B Term Loan,
                               6.69% --7.21%, 10/5/12                             2,820,187
5,000,000      B/Caa1        FHC Health Systems, Inc., Third Lien Term
                               Loan, 13.82%, 2/9/11                               5,087,500
3,000,000      B/B1          Golden Gate National Senior Care, LLC
                               (Beverly), First Lien Term Loan,
                               7.818% - 7.959%, 3/14/11                           3,035,625
2,000,000      B/Caa1        Golden Gate National Senior Care, LLC
                               (Beverly), Second Lien Term Loan,
                               12.959%, 9/14/11                                   2,040,000
3,000,000      B/B2          HealthSouth Corp., Term Loan B, 8.15%,
                               3/10/13                                            3,005,088
  677,788      B+/B1         Matria Healthcare, Inc., First Lien Tranche B
                               Term Loan, 9.25%, 1/19/12                            682,237

The accompanying notes are an integral part of these financial statements.   17

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                             Value
                             Healthcare - (continued)
  320,513      B+/B1         Matria Healthcare, Inc., First Lien Tranche C
                               Term Loan, 9.25%, 1/19/07                        $    321,114
  184,569      B/B1          MMM Holding, Inc./NAMM Holdings, Inc., New
                               Term Loan, 7.23%, 8/22/11                             185,491
1,815,431      B/B1          MMM Holding, Inc./NAMM Holdings, Inc.,
                               Term Loan, 7.23% - 7.3%, 8/22/11                    1,824,509
2,000,000      B/NR          National Renal Institutes, Inc., Facility Term
                               Loan, 7.416% - 7.531%, 3/31/13                      2,013,126
1,995,000      B/B2          QTC Acquisition, Inc., First Lien Term Loan,
                               7.84%, 11/10/12                                     2,002,481
4,000,000      BB-/B1        Quintiles Transnational Corp., First Lien Term
                               Loan B, 7.08%, 3/31/13                              4,006,252
2,475,000      NR/NR         Reliant Pharmaceuticals, Inc., First Lien Term
                               Loan, 14.479% - 14.55%, 6/30/08                     2,499,750
1,990,000      B/NR          Renal Advantage, Inc., Tranche B Term Loan,
                               7.42%, 10/6/12                                      2,007,413
1,985,000      B/B1          Skilled Healthcare Group, Inc., First Lien Term
                               Loan, 7.68% - 7.78%, 6/15/12                        2,009,193
1,000,000      B/Caa1        Triumph HealthCare Second Holdings, LLC,
                               Second Lien Term Loan, 13.6%, 8/31/12               1,007,500
   66,246      B/B2          Warner Chilcott Co., Inc., Dovobet Delayed
                               Draw Term Loan, 7.63%, 1/18/12                         66,629
  331,230      B/B2          Warner Chilcott Co., Inc., Dovonex Delayed
                               Draw Term Loan, 7.03% - 7.19%, 1/18/12                333,145
2,448,751      B/B2          Warner Chilcott Co., Inc., Tranche B Acquisition
                               Date Term Loan, 6.761% - 7.19%, 1/18/12             2,461,213
  995,770      B/B2          Warner Chilcott Corp., Tranche C Acquisition
                               Date Term Loan, 7.027%, 1/18/12                     1,000,838
  460,051      B/B2          Warner Chilcott Holdings Co. III, Ltd.,
                               Tranche D Acquisition Date Term Loan,
                               7.027%, 1/18/12                                       462,392
                                                                                ------------
                                                                                $ 47,342,963
                                                                                ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal       S&P/Moody's
    Amount          Ratings
    USD ($)         (unaudited)                                                            Value
                                   Housing - 7.4%
     3,474,286       B-/B3         Associated Materials, Inc., Term Loan,
                                     7.16% - 7.82%, 8/29/10                          $  3,491,657
     6,775,297       B/B2          Atrium Companies, Inc., Term Loan,
                                     8.23% - 8.33%, 12/28/11                            6,785,175
     2,500,000       BB/Ba3        BioMed Realty, L.P., Senior Secured Term
                                     Loan, 7.273%, 5/31/10                              2,506,250
     1,000,000       B+/B1         Contech Construction Products, Inc., New
                                     Term Loan, 6.8% - 7.22%, 1/31/13                   1,006,563
     2,839,597       B/B1          Custom Building Products, Inc., First Lien Term
                                     Loan, 7.25% - 7.341%, 10/20/11                     2,870,358
     1,481,250       B+/B1         Desa, LLC, Term Loan, 9.96% - 12.75%,
                                     11/26/11                                           1,485,879
     1,000,000       B/B2          Edge Star Partners, LLC (Harmon Koval), First
                                     Lien Term Loan, 8.439%, 11/18/06                   1,003,750
     3,500,000       B/B3          Edge Star Partners, LLC (Harmon Koval),
                                     Second Lien Term Loan, 14.689%,
                                     11/18/06                                           3,535,000
     1,492,500       B-/B1         Kuilima Resort Co. (Turtle Bay), First Lien
                                     Term Loan, 7.843%, 9/30/10                         1,492,500
       127,800       B+/B2         LNR Property Corp., Tranche A Term Loan,
                                     8.08%, 2/3/08                                        128,545
     1,931,823       B+/B2         LNR Property Corp., Tranche B Term Loan,
                                     8.01% - 8.08%, 2/3/08                              1,936,049
     4,906,250(a)    BB-/Ba3       TWLDC Holdings, L.P., Mezzanine Loan,
                                     9.24%, 11/30/07                                    4,979,844
     4,000,000(a)    BB-/Ba3       Woodlands Commercial Properties Co., L.P.,
                                     Bridge Loan, 7.74%, 2/28/08                        4,030,000
                                                                                     ------------
                                                                                     $ 35,251,570
                                                                                     ------------
                                   Information Technology - 9.5%
     2,000,000       B/Caa2        ClientLogic Corp., Second Lien Term Loan,
                                     13.875% - 14.063%, 9/1/12                       $  2,010,000
     3,000,000       B+/B2         Data Transmission Network Corp., First Lien
                                     Tranche B Term Loan, 8.023% - 8.08%,
                                     3/10/13                                            3,015,000
     4,000,000       B/B2          GXS Worldwide, Inc., First Lien Term Loan,
                                     9.778% - 10.258%, 7/29/11                          3,950,000
     2,000,000       B/Caa1        GXS Worldwide, Inc., Second Lien Term Loan,
                                     14.508%, 12/20/11                                  2,010,000

The accompanying notes are an integral part of these financial statements.   19

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD ($)        (unaudited)                                                            Value
                             Information Technology - (continued)
2,380,166      B/B2          Infor Global Solutions European Finance,
                               S.a.r.l., First Lien Lux Term Loan,
                               7.8%, 4/18/11                                   $  2,377,685
1,125,000      B/Caa2        Infor Global Solutions European Finance,
                               S.a.r.l., Second Lien Lux Term Loan,
                               12.3%, 4/18/12                                     1,136,250
  528,926      B/B2          Infor Global Solutions U.S. (Magellan Holdings,
                               Inc.), First Lien Delayed Draw Term Loan,
                               7.8%, 4/18/11                                        528,374
1,090,909      B/B2          Infor Global Solutions U.S. (Magellan Holdings,
                               Inc.), First Lien U.S. Term Loan, 7.8%,
                               4/18/11                                            1,089,772
1,875,000      B/Caa2        Infor Global Solutions U.S. (Magellan Holdings,
                               Inc.), Second Lien U.S. Term Loan,
                               12.3%, 4/18/12                                     1,893,750
  958,333      B/B2          Inovis International, Inc, Term Loan,
                               8.36% - 9.0%, 11/15/08                               958,333
  958,871      B+/B2         IPC Acquisition Corp., First Lien Tranche B
                               Term Loan, 7.59% - 7.79%, 8/5/11                     967,621
1,000,000      B+/B3         IPC Acquisition Corp., Second Lien Term Loan,
                               12.09%, 8/5/12                                     1,020,417
2,000,000      B/B1          Nuance Communications, Inc., Term Loan,
                               7.1%, 3/31/13                                      2,005,626
4,839,782      B+/B2         ON Semiconductor Corp., Term Loan H,
                               7.23%, 12/15/11                                    4,878,351
1,979,310      B+/B1         Open Solutions, Inc., First Lien Term Loan,
                               7.33%, 9/3/11                                      1,997,866
3,000,000      B/B1          Serena Software, Inc., Term Loan,
                               7.41%, 3/10/13                                     3,019,374
6,947,500      B+/B1         SunGard Data Systems, Inc. (Solar Capital
                               Corp.), U.S. Term Loan, 7.66%, 2/11/13             7,000,475
3,960,000      B+/B1         Telcordia Technologies, Inc., Term Loan,
                               7.31%, 9/15/12                                     3,955,874
1,296,667      B/B1          Vertafore, Inc., First Lien Initial Term Loan,
                               7.593% - 7.727%, 1/31/12                           1,306,392
                                                                               ------------
                                                                               $ 45,121,160
                                                                               ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal       S&P/Moody's
    Amount          Ratings
    USD ($)         (unaudited)                                                             Value
                                   Manufacturing - 1.5%
       992,503       B/B2          Brand Services, Inc., Term Loan B,
                                     7.527% - 8.227%, 1/15/12                         $    997,879
     1,000,000       B/B1          FCI USA, Inc., Facility Term Loan B-1, 7.73%,
                                     11/3/13                                             1,007,000
     1,000,000       B/B1          FCI USA, Inc., Facility Term Loan C-1, 8.23%,
                                     11/3/14                                             1,011,500
     1,990,000       B+/B2         Mueller Group, LLC, Term Loan,
                                     7.06% - 7.376%, 10/3/12                             2,009,900
     2,000,000(a)    B/B2          Wire Rope Corporation of America, Inc.,
                                     Secured Term Loan,
                                     12.48% - 13.04%, 6/17/11                            2,050,000
                                                                                      ------------
                                                                                      $  7,076,279
                                                                                      ------------
                                   Media - 0.9%
       702,213       B-/B1         Knology, Inc., First Lien Term Loan,
                                     10.479% - 10.626%, 6/29/10                       $    726,790
     3,047,063       B/Caa1        Knology, Inc., Second Lien Term Loan,
                                     15.126%, 6/29/11                                    3,435,564
                                                                                      ------------
                                                                                      $  4,162,354
                                                                                      ------------
                                   Metals & Minerals - 2.0%
     1,496,250       BB/Ba1        Gibraltar Industries, Inc., Term Loan,
                                     6.688%, 12/8/12                                  $  1,509,342
     4,446,225       B/B3          Murray Energy Corp., Tranche B Term Loan,
                                     8.093%, 1/28/10                                     4,535,149
     3,456,381       B+/B1         Tube City, LLC, First Lien Tranche C Term
                                     Loan, 7.73%, 12/31/10                               3,486,625
                                                                                      ------------
                                                                                      $  9,531,116
                                                                                      ------------
                                   Retail - 11.5%
    13,408,725       B-/B3         Blockbuster, Inc., Tranche B Term Loan,
                                     8.34% - 8.69%, 8/20/11                           $ 13,445,290
     2,992,500       B/B2          Burlington Coat Factory Warehouse Corp.,
                                     Term Loan, 7.43% - 7.53%, 5/28/13                   2,964,445
     4,937,500       B+/B1         Dollarama Group, L.P., Replacement Term
                                     Loan B, 6.918%, 11/18/11                            4,968,359
     1,000,000       B/B2          Eddie Bauer, Inc., Term Loan,
                                     4.25%, 6/21/11                                      1,000,875
    14,993,361       CCC/Caa2      Home Interiors & Gifts, Inc., Initial Term Loan,
                                     9.81%, 3/31/11                                     13,693,931
     1,000,000       B/B2          J. Crew Group, Inc., Initial Term Loan,
                                     9.25%, 5/15/13                                      1,002,292

The accompanying notes are an integral part of these financial statements.   21

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Principal        S&P/Moody's
   Amount           Ratings
   USD ($)          (unaudited)                                                          Value
                                   Retail - (continued)
       898,221       B+/B2         MAPCO Express, Inc./MAPCO Family Centers,
                                     Inc., Term Loan, 7.69%, 4/28/11               $    903,274
     1,048,029       CCC+/Caa1     Movie Gallery, Inc., Term Loan A,
                                     8.48%, 4/27/11                                   1,018,460
    12,024,742       CCC+/Caa1     Movie Gallery, Inc., Term Loan B,
                                     8.73% - 10.23%, 4/27/11                         11,642,391
     3,645,570       B+/B1         Neiman Marcus Group, Inc., Term Loan,
                                     7.34%, 4/6/13                                    3,680,888
                                                                                   ------------
                                                                                   $ 54,320,205
                                                                                   ------------
                                   Service - 2.8%
     2,655,000       B/NR          Alliance Laundry Systems, LLC, Term Loan,
                                     7.32%, 1/27/12                                $  2,669,934
     2,000,000       B/B2          Education Management Corp., Tranche B Term
                                     Loan, 2.5%, 6/1/13                               2,007,500
       818,182       B/B2          Energy Solutions, LLC, New Term Loan,
                                     7.85%, 4/13/10                                     829,091
     2,815,721       B+/B1         Headwaters, Inc., First Lien Term Loan,
                                     7.08%, 4/30/11                                   2,833,320
     1,717,963       B-/B2         Outsourcing Solutions, Inc., Term Loan,
                                     9.593%, 9/30/10                                  1,722,258
     3,000,000       NR/NR         Penhall International Corp., Second Lien Term
                                     Loan, 11.83%, 11/1/10                            3,037,500
                                                                                   ------------
                                                                                   $ 13,099,603
                                                                                   ------------
                                   Telecommunications - 9.6%
     2,000,000       B/B2          Cavtel Holdings, LLC (Cavalier Telephone
                                     Corp.), Term Loan, 9.52%, 3/24/12             $  2,035,000
     1,847,187       B-/B1         Centennial Cellular Operating Co., Term Loan,
                                     7.21% - 7.57%, 2/9/11                            1,861,041
     2,833,627(b)    CCC/B3        Millennium Digital Media Systems, LLC,
                                     Facility A Revolver, 10.08% - 10.31%,
                                     10/31/08                                         2,847,795
     5,765,810(b)    CCC/B3        Millennium Digital Media Systems, LLC,
                                     Facility Term Loan B, 10.21% - 10.31%,
                                     10/31/08                                         5,833,080
     5,982,335(b)    CCC/B3        Millennium Digital Media Systems, LLC,
                                     Facility Term Loan C, 10.08% - 10.31%,
                                     10/31/08                                         6,012,247

22   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal             S&P/Moody's
Amount                Ratings
USD ($)               (unaudited)                                                        Value
                                    Telecommunications - (continued)
EURO 2,500,000        BB-/NR        Nordic Telephone Company Holdings APS
                                      (TDC), Euro Facility Term Loan B-2,
                                      5.207% - 5.707%, 4/10/14                    $  3,253,808
EURO 2,500,000        BB-/NR        Nordic Telephone Company Holdings APS
                                      (TDC), Euro Facility Term Loan C-2,
                                      5.207% - 5.707%, 4/10/15                       3,267,086
     2,000,000        NR/B2         Nortel Communications, Tranche A Term Loan,
                                      2.0%, 2/15/07                                  2,003,750
     2,000,000        B+/Caa1       Pine Tree Holdings, Inc., Second Lien
                                      Tranche B Term Loan, 12.55%, 7/15/13           2,035,000
     2,000,000        BB-/B1        Qwest Corp., Tranche A Term Loan,
                                      9.831%, 6/30/07                                2,040,876
       500,000        NR/Ba3        RCN Corp., Term Loan, 1.75%, 5/30/13               501,250
     1,500,000        B+/B1         Stratos Global Corp./Stratos Funding LP,
                                      Facility Term Loan B, 7.729%, 2/13/12          1,516,875
     4,269,994        NR/NR         WestCom Corp., Tranche B Term Loan,
                                      7.499% - 7.541%, 12/17/10                      4,294,012
EURO 3,000,000        B+/B1         Wind Telecomunicazione S.p.A., Euro Term
                                      Loan A-1, 2.375%, 5/26/12                      3,853,367
EURO 1,500,000        B+/B1         Wind Telecomunicazione S.p.A., Euro Term
                                      Loan B-1, 2.875%, 5/26/13                      1,934,891
EURO 1,500,000        B+/B1         Wind Telecomunicazione S.p.A., Euro Term
                                      Loan C-1, 3.375%, 5/26/14                      1,942,892
                                                                                  ------------
                                                                                  $ 45,232,970
                                                                                  ------------
                                    Transportation - 7.7%
     4,373,004        B/B2          Affinia Group, Inc., Tranche B Term Loan,
                                      8.13%, 11/30/11                             $  4,389,403
     2,594,598(b)     B-/Caa2       Carey International, Inc., Second Lien Term
                                      Loan, 5.143% - 13.569%, 5/10/12                2,296,219
     3,000,000        D/B3          Dana Corp., DIP Term Loan,
                                      7.22%, 4/13/08                                 3,011,250
     5,735,625        NR/NR         Delphi Corp., Term Loan, 13.5%, 6/14/11          5,956,447
     3,000,000        NR/NR         Federal-Mogul Corp., DIP Term Loan,
                                      7.188%, 12/9/06                                3,011,250
EURO 2,970,000        NR/B1         Goodyear Dunlop Tires Europe B.V., GDTG
                                      Commitment, 5.199%, 4/30/10                    3,829,139
     2,479,909        BB-/B2        Key Plastics, LLC/Key Safety Systems, Inc.,
                                      Term Loan C, 10.79% - 10.98%, 6/24/11          2,483,009

The accompanying notes are an integral part of these financial statements.   23

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    Principal        S&P/Moody's
    Amount           Ratings
    USD ($)          (unaudited)                                                         Value
                                Transportation - (continued)
     2,000,000        B+/B2     Lear Corp., First Lien Term Loan B, 7.57%,
                                  4/25/12                                         $  1,991,250
       875,000        B-/Caa1   Quality Distribution, Inc., PF Letter of Credit
                                  Loan, 4.427%, 11/13/09                               879,375
     1,937,186        B-/Caa1   Quality Distribution, Inc., Term Loan, 8.081% -
                                  8.091%, 11/13/09                                   1,946,872
       823,529        B/B1      Rural/Metro Operating Co., LLC, Letter of
                                  Credit Term Loan, 4.708%, 3/4/11                     832,794
     2,517,647        B/B1      Rural/Metro Operating Co., LLC, Term Loan,
                                  7.101% - 7.523%, 3/4/11                            2,545,971
       879,859        B/B2      SIRVA Worldwide, Inc., Tranche B Term Loan,
                                  9.52% - 9.59%, 12/1/10                               863,362
     2,424,911        B+/B2     Transport Industries, L.P., Term Loan B,
                                  7.563% - 7.813%, 9/30/11                           2,452,191
                                                                                  ------------
                                                                                  $ 36,488,532
                                                                                  ------------
                                Utility - 6.1%
     6,000,000        B/NR      ANP Funding I, LLC, Tranche A Term Loan,
                                  8.21%, 7/29/10                                  $  6,076,878
     5,700,000(c)     D/NR      Calpine Corp., Second Lien Term Loan,
                                  10.35%, 7/16/07                                    5,547,998
     1,560,976        B+/B1     Covanta Energy Corp., New Funded Letter of
                                  Credit Loan, 3.85% - 3.89%, 5/26/13                1,564,227
     1,118,598        B+/B1     Covanta Energy Corp., Term Loan,
                                  7.818% - 7.96%, 6/24/12                            1,120,928
     1,558,233        B+/B3     El Paso Corp., Term Loan, 7.75%, 11/23/09            1,569,379
     2,970,000        NR/B2     KGEN, LLC, Tranche A Term Loan,
                                  7.152%, 8/5/11                                     2,994,131
 AUD 5,893,077        B+/Ba3    Loy Yang Power Projects Pty, Ltd., Second Lien
                                  Term Loan, 10.675%, 5/12/15                        4,419,097
     1,354,853        BB-/B1    Pike Electric, Inc., Tranche C Term Loan,
                                  6.625%, 12/10/12                                   1,357,393
     1,611,429        NR/B1     Plum Point Energy Associates, LLC, First Lien
                                  Term Loan, 8.25%, 3/14/14                          1,630,899
       388,571        NR/B1     Plum Point Energy Associates, LLC,
                                  Funded Letter of Credit Term Loan,
                                  7.167%, 3/14/14                                      393,267
     1,987,887        B/B2      Reliant Energy, Inc., Term Loan,
                                  7.465% - 7.655%, 4/30/10                           1,992,080
                                                                                   ------------
                                                                                   $ 28,666,277
                                                                                   ------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                           Value
                                   Wireless Communication - 4.9%
 10,000,000           B-/B2        Cricket Communications, Inc., Facility Term
                                     Loan B, 2.75%, 6/16/13                         $ 10,076,560
  2,000,000           B-/B2        Cricket Communications, Inc., Revolver,
                                     2.75%, 6/16/11                                    1,938,750
  3,950,000           B-/B2        Cricket Communications, Inc., Term Loan B,
                                     7.027%, 1/10/11                                   3,967,281
  3,000,000           CCC+/B3      Metro PCS Wireless, Inc., First Lien Tranche B
                                     Term Loan, 9.5%, 5/31/11                          3,083,751
  2,000,000           CCC+/Caa1    Metro PCS Wireless, Inc., Second Lien Term
                                     Loan, 12.0%, 5/31/12                              2,116,250
  2,000,000           B/B2         Ntelos, Inc., Second Lien Term Loan,
                                     12.0%, 2/24/12                                    2,025,000
                                                                                    ------------
                                                                                    $ 23,207,592
                                                                                    ------------
                                   TOTAL SENIOR SECURED FLOATING RATE
                                   LOAN INTERESTS
                                   (Cost $649,957,226)                              $654,666,326
                                                                                    ------------
                                   SENIOR SECURED FIXED RATE LOAN
                                   INTERESTS - 2.0% of Net Assets
                                   Telecommunications - 0.8%
  4,000,000           BB-/B1       Qwest Corp., Tranche B Term Loan,
                                     6.95%, 6/30/10                                 $  4,023,000
                                                                                    ------------
                                   Utility - 1.2%
GBP 926,286           BB+/NR       Eggborough Power, Ltd., Term Loan,
                                     7.0%, 3/31/22                                  $  5,624,727
                                                                                    ------------
                                   TOTAL SENIOR SECURED FIXED RATE LOAN
                                   INTERESTS
                                   (Cost $8,068,333)                                $  9,647,727
                                                                                    ------------
                                   CORPORATE NOTES - 4.6% of Net Assets
                                   Consumer Non-Durables - 1.3%
 6,000,000(d)         B-/B2        Levi Strauss & Co., 9.74%, 4/1/12                $  6,202,500
                                                                                    ------------
                                   Energy - 0.5%
 2,000,000(d)         B-/NR        Secunda International, Ltd., 13.068%, 9/1/12     $  2,100,000
                                                                                    ------------
                                   Gaming & Leisure - 0.6%
  3,000,000           B/NR         Trump Entertainment Resorts, Inc.,
                                     8.5%, 6/1/15                                   $  2,940,000
                                                                                    ------------
                                   Healthcare - 0.4%
  2,000,000           B-/NR        Pharma V (Duloxetine), 13.0%, 10/15/13           $  2,020,000
                                                                                    ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal        S&P/Moody's
Amount           Ratings
USD ($)          (unaudited)                                                     Value
                                    Housing - 0.4%
 2,000,000(d)    B+/B3       Builders FirstSource, Inc., 9.42%,
                               2/15/12(144A)                              $  2,060,000
                                                                          ------------
                             Retail - 0.4%
 2,000,000       B/NR        Finlay Fine Jewelry Corp., 8.375%, 6/1/12    $  1,740,000
                                                                          ------------
                             Wireless Communication - 1.0%
 5,000,000       CCC/NR      Clearwire Corp., 11.0%, 8/15/10              $  4,826,800
                                                                          ------------
                             TOTAL CORPORATE NOTES
                             (Cost $21,655,034)                           $ 21,889,300
                                                                          ------------
Shares
                             COMMON STOCK - 1.2% of Net Assets
                             Utility - 1.2%
 223,206                     Mirant Corp.                                 $  5,553,365
                                                                          ------------
                             TOTAL COMMON STOCK
                             (Cost $5,670,713)                            $  5,553,365
                                                                          ------------
                             WARRANTS - 0.2% of Net Assets
                             Gaming & Leisure - 0.0%
  13,873(e)                  OpBiz, LLC, Term A, Exp. 8/31/10             $          -
      32(e)                  OpBiz, LLC, Term B, Exp. 8/31/10                        -
                                                                          ------------
                                                                          $          -
                                                                          ------------
                             Wireless Communication - 0.2%
 400,000(e)                  Clearwire Corp., Exp. 8/15/10                $    673,200
                                                                          ------------
                             TOTAL WARRANTS
                             (Cost $0)                                    $    673,200
                                                                          ------------

 Principal
 Amount
 USD ($)
                             TEMPORARY CASH INVESTMENT - 2.3% of Net Assets
                             Repurchase Agreement - 2.3%
11,000,000                   UBS Warburg, Inc., 4.80%, dated 5/31/06,
                                repurchase price of $11,000,000 plus
                                accrued interest on 6/1/06 collateralized
                                by $11,478,000 U.S. Treasury Notes,
                                3.375%, 12/15/08                          $ 11,000,000
                                                                          ------------
                             TOTAL TEMPORARY CASH INVESTMENT
                             (Cost $11,000,000)                           $ 11,000,000
                                                                          ------------

26   The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                Value
                             TOTAL INVESTMENTS IN SECURITIES - 148.6%
                             (Cost $696,351,306) (f)                   $  703,429,918
                                                                       --------------
                             OTHER ASSETS AND LIABILITIES - 1.0%       $    4,620,047
                                                                       --------------
                             PREFERRED SHARES AT REDEMPTION
                             VALUE, INCLUDING DIVIDENDS
                             PAYABLE - (49.6)%                         $ (234,655,270)
                                                                       --------------
                             NET ASSETS APPLICABLE TO COMMON
                             SHAREOWNERS - 100.0%                      $  473,394,695
                                                                       ==============

NR   Security not rated by S&P or Moody's.

* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2006 the value of these securities amounted to $2,060,000 or 0.4% of net assets applicable to common shareowners.

(a) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $17,919,878. The aggregate value $18,062,557 represents 3.8% of the net assets.

(b) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

(c)  Security is in default and is non-income producing.

(d)  Floating Rate Note. The rate shown is the coupon rate at period end.

(e)  Non-income producing security.

(f) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $696,396,778 was as follows:

     Aggregate gross unrealized gain for all investments in which there is an
     excess of value over tax cost                                              $  9,552,782

     Aggregate gross unrealized loss for all investments in which there is an
     excess of tax cost over value                                                (2,519,642)
                                                                                ------------
     Net unrealized gain                                                        $  7,033,140
                                                                                ============
     For financial reporting purposes net unrealized gain on investments was
     $7,078,612 and cost of investments aggregated $696,351,306.

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2006, aggregated $482,383,331 and $472,311,461, respectively.

Glossary of Terms:
DIP - Debtor-In-Possession

The accompanying notes are an integral part of these financial statements.   27

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $696,351,306)            $703,429,918
  Cash                                                                 12,737,598
  Foreign currencies, at value (cost $8,785,272)                        8,911,134
  Receivables -
    Investment securities sold                                          9,362,694
    Paydown                                                             3,075,769
    Interest and foreign tax reclaim                                    6,502,654
    Commitment fees                                                        11,535
  Unrealized appreciation on unfunded corporate loans                      69,621
  Prepaid expenses                                                        170,891
                                                                     ------------
     Total assets                                                    $744,271,814
                                                                     ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                  $ 35,228,130
  Due to affiliate                                                        455,574
  Unamortized facility fee                                                 99,083
  Accrued expenses                                                        439,062
                                                                     ------------
     Total liabilities                                               $ 36,221,849
                                                                     ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 9,380
    shares, including dividends payable of $155,270                  $234,655,270
                                                                     ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                    $460,985,090
  Undistributed net investment income                                   4,600,038
  Accumulated net realized gain on investments and foreign
    currency transactions                                                 659,839
  Net unrealized gain on investments                                    7,148,233
  Net unrealized gain on foreign currency assets and liabilities
    denominated in foreign currencies                                       1,495
                                                                     ------------
     Net assets applicable to common shareowners                     $473,394,695
                                                                     ============
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $473,394,695/24,330,240 common shares                     $      19.46
                                                                     ============

28    The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06


INVESTMENT INCOME:
  Interest (net of foreign taxes of $18,315)                   $28,452,443
  Facility and other fees                                          557,668
                                                               -----------
   Total investment income                                                       $29,010,111
                                                                                 ------------
EXPENSES:
  Management fees                                               $2,449,017
  Administrative fees and reimbursement                            221,361
  Transfer agent fees and expenses                                  24,537
  Auction agent fees                                               308,254
  Custodian fees                                                    28,766
  Registration fees                                                 11,317
  Professional fees                                                 50,074
  Printing expenses                                                 12,040
  Trustees' fees                                                     7,455
  Insurance fees                                                    10,775
  Pricing fees                                                      33,710
  Miscellaneous                                                      7,544
                                                                -----------
   Total expenses excluding excise tax                                           $ 3,164,850
     Excise tax                                                                       99,422
                                                                                 ------------
   Total expenses                                                                $ 3,264,272
     Less reimbursement by PIM                                                       (99,422)
     Less fees paid indirectly                                                          (143)
                                                                                 ------------
   Net expenses                                                                  $ 3,164,707
                                                                                 ------------
     Net investment income                                                       $25,845,404
                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                  $  919,866
   Foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                            (215,546)      $   704,320
                                                                -----------      ------------
  Change in net unrealized gain (loss) on:
   Investments                                                  $7,594,438
   Unfunded corporate loans                                         (9,374)
   Foreign currency contracts and other assets liabilities
     denominated in foreign currencies                              65,017       $ 7,650,081
                                                                -----------      ------------
     Net gain on investments and foreign currency
       transactions                                                              $ 8,354,401
                                                                                 ------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM NET
INVESTMENT INCOME                                                                $(5,212,915)
                                                                                 ------------
  Net increase in net assets applicable to common
   shareowners resulting from operations                                         $28,986,890
                                                                                 ===========

The accompanying notes are an integral part of these financial statements.   29

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06 and the Period from 12/23/04
(Commencement of Operations) to 11/30/05

                                                            Six Months
                                                              Ended            12/23/04
                                                             5/31/06              to
                                                           (unaudited)         11/30/05
FROM OPERATIONS:
    Net investment income                                 $  25,845,404     $  32,124,250
    Net realized gain (loss) on investments and
     foreign currency transactions                              704,320          (385,297)
    Change in net unrealized gain (loss) on
     investments and foreign currency transactions            7,650,081          (500,353)
    Distributions to preferred shareowners from net
     investment income                                       (5,212,915)       (5,523,772)
                                                          -------------     -------------
     Net increase in net assets applicable to
       common shareowners                                 $  28,986,890     $  25,714,828
                                                          -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS:
    Net investment income
     ($0.77 and $0.92 per share, respectively)            $ (18,734,285)    $ (22,378,955)
    Net realized gains
     ($0.05 and $0.00 per share, respectively)               (1,178,873)                -
                                                          -------------     -------------
     Total dividends to common shareowners                $ (19,913,158)    $ (22,378,955)
                                                          -------------     -------------
FROM TRUST SHARE TRANSACTIONS:
    Net proceeds from the issuance of common
     shares                                               $           -     $ 430,705,000
    Net proceeds from underwriters' over-allotment
     option exercised                                                 -        33,902,500
    Common share offering expenses charged to
     paid-in capital                                                  -          (973,000)
    Preferred share offering expenses charged to
     paid-in capital                                             (2,587)       (2,746,907)
                                                          -------------     -------------
     Net increase (decrease) in net assets applicable
       to common shareowners resulting from Trust
       share transactions                                 $      (2,587)    $ 460,887,593
                                                          -------------     -------------
     Net increase in net assets applicable to
       common shareowners                                 $   9,071,145     $ 464,223,466
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
    Beginning of period                                     464,323,550           100,084
                                                          -------------     -------------
    End of period (including undistributed net
     investment income of $4,600,038 and
     $2,701,834, respectively)                            $ 473,394,695     $ 464,323,550
                                                          =============     =============


30     The accompanying notes are an integral part of these financial statements.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 5/31/06
--------------------------------------------------------------------------------

                                                                               Six Months
                                                                                 Ended            12/23/04(b)
                                                                                5/31/06               to
                                                                              (unaudited)          11/30/05
Per Common Share Operating Performance
Net asset value, beginning of period                                           $  19.08            $ 19.10(c)
                                                                               --------            --------
Increase (decrease) from investment operations:(a)
 Net investment income                                                         $   1.06            $  1.33
 Net realized and unrealized gain (loss) on investments and foreign
   currency transactions                                                           0.35              (0.05)
 Distributions to preferred shareowners from:
   Net investment income                                                          (0.21)             (0.23)
                                                                               --------            --------
 Net increase from investment operations                                       $   1.20            $  1.05
Distributions to common shareowners from:
 Net investment income                                                            (0.77)             (0.92)
 Net unrealized gain                                                              (0.05)                 -
Capital charge with respect to issuance of:
 Common shares                                                                        -              (0.04)
 Preferred shares                                                                     -              (0.11)
                                                                               --------            --------
Net decrease in net asset value                                                $   0.38            $ (0.02)
                                                                               --------            --------
Net asset value, end of period(d)                                              $  19.46            $ 19.08
                                                                               ========            ========
Market value, end of period(d)                                                 $  18.46            $ 17.14
                                                                               ========            =======
Total return(e)                                                                   12.67%             (9.76)%
Ratios to average net assets of common shareowners
 Net expenses(f)                                                                   1.36%(g)           1.23%(g)
 Net investment income before preferred share dividends(f)                        11.09%(g)           7.52%(g)
 Preferred share dividends                                                         2.24%(g)           1.29%(g)
 Net investment income available to common shareowners                             8.85%(g)           6.23%(g)
Portfolio turnover                                                                   68%                61%
Net assets of common shareowners, end of period (in thousands)                 $473,395            $464,324
Preferred shares outstanding (in thousands)                                    $234,500            $234,500
Asset coverage per preferred share, end of period                              $ 75,485            $74,520
Average market value per preferred share                                       $ 25,000            $25,000
Liquidation value, including dividends payable, per preferred share            $ 25,017            $25,018
Ratios to average net assets of common shareowners before reimbursement of organization expenses and excise tax and expense reductions
 Net expenses(f)                                                                   1.40%(g)           1.24%(g)
 Net investment income before preferred share dividends(f)                        11.05%(g)           7.51%(g)
 Preferred share dividends                                                         2.24%(g)           1.29%(g)
 Net investment income available to common shareowners                             8.81%(g)           6.22%(g)

(a) The per share data presented above is based upon the average common shares outstanding for the period presented.
(b)  Trust shares were first publicly offered on December 23, 2004.
(c) Net asset value immediately after the closing of the first public offering was $19.06.
(d) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(e) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
(f) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(g)  Annualized.
     The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

The accompanying notes are an integral part of these financial statements.   31

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Floating Rate Trust (the "Trust") was organized as a Delaware business trust on October 6, 2004. Prior to commencing operations on December 23, 2004, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Funds Distributor, Inc., an affiliate of Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 5,240 shares of beneficial interest at an aggregate purchase price of $100,084. PIM has paid all the Trust's organizational expenses and has paid the amount by which the aggregate offering costs (other than the sales load) exceeded $0.04 per share of the common share offering. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The Trust invests primarily in senior floating rate loans ("Senior Loans"). The Trust may also invest in other floating and variable rate instruments, including second lien loans, and high yield, high risk corporate bonds. The Trust may invest in Senior Loans and other securities of any credit quality, including Senior Loans and other investments that are rated below investment grade, or are unrated but are determined by the investment subadviser to be of equivalent credit quality.

Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The Trust is not limited in the percentage of its assets that may be invested in Senior Loans and other securities deemed to be illiquid.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Illiquid securities may be difficult to dispose of at a fair price at the times when the trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. Senior Loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of Senior Loans for which no reliable price quotes are available, such Senior Loans will be valued by Loan Pricing Corporation through the use of pricing

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

     matrices to determine valuations. If Loan Pricing Corporation does not provide a value for the Senior Loans, the investment sub-adviser will value the Senior Loans at fair value, which is intended to approximate market value.

     Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At May 31, 2006, the Trust held no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions during the period ended November 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                                     2005
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                                $27,902,727
  Long-term capital gain                                                   -
                                                                 -----------
     Total taxable distribution                                  $27,902,727
                                                                 ===========
--------------------------------------------------------------------------------

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005.

--------------------------------------------------------------------------------
                                                                       2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $4,044,075
  Distributions payable                                              (171,224)
  Unrealized depreciation                                            (536,978)
                                                                   ----------
     Total                                                         $3,335,873
                                                                   ==========
--------------------------------------------------------------------------------

     The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

D.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.   Automatic Dividend Reinvestment Plan

     All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.   Management Agreement

The Trust has entered into an advisory agreement with PIM. Management fees are calculated daily at the annual rate of 0.70% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. At May 31, 2006, $420,564 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the six months ended May 31, 2006, the Trust

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

recorded $16,677 in reimbursement, which is included in "Administration fees and reimbursement" on the Statement of Operations.

PIM has engaged Highland Capital Management, L.P. to act as the Trust's investment sub-adviser ("Sub-adviser") and manage the Trust's investments. Under the terms of the sub-advisory agreement, for its services, the Sub-adviser is entitled to a sub-advisory fee from PIM at an annual rate of 0.35% of the Trust's average daily managed assets. The fee is paid monthly in arrears. The Trust does not pay a fee to the Sub-adviser.

The Trust has entered into an administration agreement with PIM pursuant to which PIM will provide certain administrative and accounting services to the Trust. PIM has appointed Princeton Administrators, L.P. ("Princeton") as the sub-administrator to the Trust to perform certain of PIM's administration and accounting obligations to the Trust. Under the administration agreement, the Trust pays PIM a monthly fee equal to 0.07% of the Trust's average daily managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million. PIM and not the Trust, is responsible for paying the fees of Princeton.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses [excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expenses or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses] to 0.95% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense for this purpose. For the six months ended May 31, 2006, the Trust's expenses were not reduced under such arrangements.

PIM has reimbursed the Trust $99,422 for an excise tax expense.

3.   Expense Offset Arrangements

The Trust has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trusts custodian expenses. For the six months ended May 31, 2006, the Trust expenses were reduced by $143 under such arrangement.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Forward Foreign Currency Contracts

The Trust may enter into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At May 31, 2006, the Trust had no outstanding portfolio hedges or forward currency settlement contracts.

5.   Unfunded Loan Commitments:

As of May 31, 2006, the Trust had unfunded loan commitments of approximately $6,091,193 which could be extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                           Unfunded
                                                          Commitment
Borrower                                                (in thousands)
--------------------------------------------------------------------------------
Covanta Energy Corp., Revolver                              $1,000
Cricket Communications, Inc., Revolver                      $1,000
Dave & Buster's, Inc., Delayed Draw                         $  500
DeCrane Aircraft Holdings, Inc., Revolver                   $  800
Eastman Kodak Co., Delayed Draw                             $1,176
OPTI Canada, Inc., Delayed Draw                             $  622
Trump Entertainment Resorts Holdings, L.P.,
   Delayed Draw                                             $  993
--------------------------------------------------------------------------------

6.   Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

7.   Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 24,330,240 common shares of beneficial interest outstanding at May 31, 2006, PIM owned 5,240 shares.

Transactions in common shares of beneficial interest for six months ended May 31, 2006 and the period December 23, 2004 (commencement of investment operations) to November 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                           5/2006         11/2005
  Shares issued in connection with
   initial public offering                      -      22,550,000
  Shares issued from underwriters'
   over-allotment option exercised              -       1,775,000
  Shares outstanding at
   beginning of period                 24,330,240           5,240
                                       ----------      ----------
  Shares outstanding at
   end of period                       24,330,240      24,330,240
                                       ==========      ==========
--------------------------------------------------------------------------------

Offering costs of $973,000 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of May 31, 2006, there were 9,380 AMPS as follows: Series M7-3,130, Series W7-3,125 and Series TH7-3,125. Offering costs of $404,494 and underwriting discounts of $2,345,000 have been charged to paid-in capital.

Dividends on Series M7, Series W7 and Series TH7 are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 3.95% to 4.85% during the six months ended May 31, 2006.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.

8.   Subsequent Event

Subsequent to May 31, 2006 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.14 per common share payable June 30, 2006, to common shareowners of record on June 15, 2006.

For the period June 1, 2006 to June 30, 2006, dividends declared on preferred stock totaled $957,252 in aggregate for the three outstanding preferred share series.

Effective on or about July 17, 2006, American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, NY 11219 will become the Trust's sub-transfer agent with respect to its common shares.


ADDITIONAL INFORMATION (unaudited)

During the period, there were no material changes in the Trust's investment objective or fundamental policies that were not approved by the shareowners. There were no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There were no changes in the principal risk factors associated with investment in the

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited) (continued)
--------------------------------------------------------------------------------

Trust. There were no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Floating Rate Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Investment Sub-Advisor
Highland Capital Management, L.P.

Sub-Administrator
Princeton Administrators, L.P.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30, is publicly available to shareowners at pioneerinvestments.com. This information is also available on our web site at pioneerinvestments.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST)* for:

Account Information                                              1-800-710-0935

Telecommunications Device for the Deaf (TDD)                     1-800-231-5469

Or write to AST:

For                                                       Write to
General inquiries, lost dividend checks,                  American Stock
change of address, lost stock certificates,               Transfer & Trust
stock transfer                                            Operations Center
                                                          6201 15th Ave.
                                                          Brooklyn, NY 11219
Dividend reinvestment plan (DRIP)                         American Stock
                                                          Transfer & Trust
                                                          Wall Street Station
                                                          P.O Box 922
                                                          New York, NY
                                                          10269-0560

Website                                                         www.amstock.com

*Effective on or about July 17, 2006, AST will become the Trust's sub-transfer agent with respect to its common shares.

For additional information, please contact your investment advisor or visit our website pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has signed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER TrustS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Trusts recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Trusts recognize that a Trust's independent auditors: 1) possess knowledge of the Trusts, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Trust personnel and processes, and 3) have expertise that has value to the Trusts. As a result, there are situations where it is desirable to use the Trust's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Trusts when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Trust shall also constitute approval for any other Trust whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Trust's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Trusts     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Trust shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the Trust fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Trust's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Trust   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Trust's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the Trust fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Trust's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Trust     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Trust's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Trust's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Trust.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the Trust fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Trust's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Trusts and the Trust's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Trust's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Trusts investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Trust in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Trust has been impaired or that it is disqualified from acting as independent auditors to the Trust.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable, the Fund does not invest in voting securities.



Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.




Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.